Financial Instruments and Risk Management (Contractual Commitments) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Operating and financing leases, less than 1 year	$ 17.2
Operating and financing leases, 2-3 years	19.7
Operating and financing leases, 4-5 years	2.7
Operating and financing leases, more than 5 years	0.0
Operating and financing leases, total	39.6
Debt, less than 1 year	0.0
Debt, 2-3 years	250.0
Debt, 4-5 years	0.0
Debt, more than 5 years	0.0
Debt total	250.0	$ 0.0
Accounts payable and accrued liabilities, less than 1 year	233.0	194.0
Accounts payable and accrued liabilities, 2-3 years	0.0
Accounts payable and accrued liabilities, 4-5 years	0.0
Accounts payable and accrued liabilities, more than 5 years	0.0
Accounts payable and accrued liabilities, total	233.0
Decommissioning liability, less than 1 year	6.5
Decommissioning liability, 2-3 years	36.6
Decommissioning liability, 4-5 years	58.7
Decommissioning liability, more than 5 years	92.0
Decommissioning liability, total	193.8	$ 165.2
Capital commitments, less than 1 year	131.1
Capital commitments, 2-3 years	6.0
Capital commitments, 4-5 years	0.0
Capital commitments, more than 5 years	0.0
Capital commitments, total	137.1
Contractual obligation, less than 1 year	387.8
Contractual obligation, 2-3 years	62.3
Contractual obligation, 4-5 years	311.4
Contractual obligation, more than 5 years	92.0
Contractual obligation, total	$ 853.5